Deferred Policy Acquisition and Sales Inducement Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred policy acquisition costs
Balance, beginning of year	$ 4,191	$ 3,954	$ 3,861
SquareTrade acquisition	0	66	0
Acquisition costs deferred	5,663	5,001	4,717
Amortization charged to income	(5,222)	(4,784)	(4,550)
Effect of unrealized gains and losses	152	(46)	(74)
Balance, end of year	4,784	4,191	3,954
DSI activity relates to fixed annuities and interest-sensitive life contracts
Balance, beginning of year	36	40	45
Sales inducements deferred	0	0	1
Amortization charged to income	(4)	(4)	(5)
Effect of unrealized gains and losses	2	0	(1)
Balance, end of year	34	$ 36	$ 40
Accounting Standards Update 2014-09
Deferred policy acquisition costs
Acquisition costs deferred	152
Amortization charged to income	$ 101